Beskauga Option Agreement (Tables)	12 Months Ended
Oct. 31, 2022
Beskauga Option Agreement [Abstract]
Schedule of exploration expenditures
Period	Annual Expenditure Required	Cumulative Expenditure Required	Annual Expenditure Incurred	Cumulative Expenditure Incurred
By January 26, 2022 (1 year from Closing Date)	$2 million	$2 million (met)	$3.59 million	$3.59 million
By January 26, 2023 (2 years from Closing Date)	$3 million	$5 million (met)	$3.39 million	$6.98 million
By January 26, 2024 (3 years from Closing Date)	$5 million	$10 million	n/a	$6.98 million
By January 26, 2025 (4 years from Closing Date)	$5 million	$15 million	n/a	$6.98 million

Schedule of cumulative bonus payments
Gold equivalent resources	Cumulative Bonus Payments
Beskauga Main Project
3,000,000 ounces	$2,000,000
5,000,000 ounces	$6,000,000
7,000,000 ounces	$12,000,000
10,000,000 ounces	$20,000,000
Beskauga South Project
2,000,000 ounces	$2,000,000
3,000,000 ounces	$5,000,000
4,000,000 ounces	$8,000,000
5,000,000 ounces	$12,000,000